RETIREMENT-RELATED BENEFITS - ABO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 34,344	$ 35,054
Plans with PBO in excess of plan assets, Plan Assets	16,470	17,807
Plans with assets in excess of PBO, Benefit Obligation	68,017	68,053
Plans with assets in excess of PBO, Plan Assets	71,051	69,786
Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	29,182	29,784
Plans with PBO in excess of plan assets, Plan Assets	16,374	17,677
Plans with ABO in excess of plan assets, Benefit Obligation	28,770	29,135
Plans with ABO in excess of plan assets, Plan Assets	16,272	17,492
Plans with assets in excess of PBO, Benefit Obligation	68,017	68,053
Plans with assets in excess of PBO, Plan Assets	$ 71,051	$ 69,786